UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                    Form 13F
                              Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:    3/31/09
                                                       -----------

Check  here  if  Amendment  [  ];  Amendment  Number:
This  Amendment  (Check  only  one.):  [   ]  is  a  restatement.
                                       [   ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28- 4718
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
         -----------------------------------------
Title:   Executive Vice President & Treasurer
         -----------------------------------------
Phone:   215-256-5025
         -----------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/  Mark R.Cummins     Harleysville,  PA     April  21,  2009
    -------------------     -----------------     ----------------
    [Signature]               [City,  State]        [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ---------------------
     [Repeat  as  necessary.]

                             Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:           0
                                             --------

Form  13F  Information  Table  Entry  Total:     5
                                             --------

Form  13F  Information  Table  Value  Total: $281,374
                                             --------
                                          (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.          Form  13F  File  Number        Name

      0           28-4718                         NONE               .
     ---             ----          -----------------------------------
     [Repeat  as  necessary]





HARLEYSVILLE GROUP INC
March 31, 2009
FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4   COLUMN 5             COLUMN 6    COLUMN 7  COLUMN 8
----------------------------  --------------  -----------  --------   -------------------  ----------  --------  ------------------
                                                           VALUE      SHARES/   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  -----------  --------   -------   ---  ----  ----------  --------  ------------------
HARLEYSVILLE NATIONAL CORP    COM             412850-10-9     1,804     297,679  SH        SOLE        N/A          297,579
HARLEYSVILLE SAVINGS FINL CO  COM             412865-10-6     1,440     123,748  SH        SOLE        N/A          123,748
VANGUARD INSTL TOTAL STOCK    EQUITY MUT FD   922040-40-7   161,694   9,260,827  SH        SOLE        N/A        9,260,827
VANGUARD FTSE ALL WORLD       EQUITY MUT FD   922042-78-3    40,170     727,974  SH        SOLE        N/A          727,974
VANGUARD VALUE ETF            EQUITY MUT FD   922908-74-4    76,266   2,252,381  SH        SOLE        N/A        2,252,381

